Foreign currency forward contracts (Details) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Foreign exchange forward contracts USD ($)	Dec. 31, 2012 Foreign exchange forward contracts CNY	Dec. 31, 2012 Foreign exchange forward contracts EUR (€)	Dec. 31, 2012 Foreign exchange forward contracts GBP (£)	Dec. 31, 2011 Foreign exchange forward contracts USD ($)	Dec. 31, 2011 Foreign exchange forward contracts CNY	Dec. 31, 2011 Foreign exchange forward contracts EUR (€)	Dec. 31, 2012 Foreign exchange forward contracts Not designated as hedging instruments CNY	Dec. 31, 2011 Foreign exchange forward contracts Not designated as hedging instruments CNY	Dec. 31, 2012 Foreign exchange forward contracts Cash Flow Hedge	Dec. 31, 2011 Foreign exchange forward contracts Cash Flow Hedge Designated as hedging instruments CNY	Dec. 31, 2011 Embedded derivatives underlying convertible notes CNY
Foreign currency forward contracts
Hedging period, cash flows associated with third-party sales													12 months
Notional amount of derivative contracts entered				$ 87,119		€ 158,463	£ 4,153	$ 374,738		€ 295,902
Gain /(loss) from the change in the fair value on the effective portion of derivative contract	(11,755)	9,428	2,326
Gain from the change in the fair value on the ineffective portion of derivative contract					9,303				33,323
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount				848				41,167		23,617	5,333	293,270		158,898
Estimate fair value											79	11,596		11,755
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value		(32)													(32)